Balances and Transactions with Related Parties - Summary of Compensation Paid to Members of the Board of Directors (Detail) - USD ($) $ in Thousands			12 Months Ended
	Apr. 29, 2016	Apr. 28, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board			$ 2,607	$ 4,165	$ 5,248
Enel Amricas Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board			495	361	327,000
Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board			150	118	109,000
Francisco de Borja Acha Besga [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board	$ 0
Jos Antonio Vargas Lleras [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board	$ 0
Enrico Viale [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board		$ 0
Livio Gallo [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board		$ 0
Hernn Somerville Senn [Member] | Enel Amricas Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board			166	121	105,000
Hernn Somerville Senn [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board			50	40	35,000
Patricio Gomez Sabaini | Enel Amricas Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board			163	121	74,000
Patricio Gomez Sabaini | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board			50	39	25,000
Domingo Cruzat Amuntegui [Member] | Enel Amricas Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board			166	119	74,000
Domingo Cruzat Amuntegui [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board			$ 50	$ 39	25,000
Herman Chadwick Pinera [Member] | Enel Amricas Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board					37,000
Herman Chadwick Pinera [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board					12,000
Rafael Fernndez Morand [Member] | Enel Amricas Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board					37,000
Rafael Fernndez Morand [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Americas Board					$ 12,000